Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning	$ 4,639,385
July 17, 2020 Issuance of Public and Private Warrants, Level 3 inputs		4,426,385
July 21, 2020 Issuance of Public and Private Warrants, Level 3 inputs		566,146
Change in fair value of derivative warrant liabilities		(129,595)
Transfer of Public Warrants to Level 1		(3,090,625)
Change in fair value of Private Warrants	(2,834,157)	2,867,074
Derivative warrant liabilities – Level 3, at liabilities at ending	1,805,228	4,639,385
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning
July 17, 2020 Issuance of Public and Private Warrants, Level 3 inputs		2,687,500
July 21, 2020 Issuance of Public and Private Warrants, Level 3 inputs		403,125
Change in fair value of derivative warrant liabilities
Transfer of Public Warrants to Level 1		(3,090,625)
Change in fair value of Private Warrants
Derivative warrant liabilities – Level 3, at liabilities at ending
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities at beginning	4,639,385
July 17, 2020 Issuance of Public and Private Warrants, Level 3 inputs		1,738,885
July 21, 2020 Issuance of Public and Private Warrants, Level 3 inputs		163,021
Change in fair value of derivative warrant liabilities		(129,595)
Transfer of Public Warrants to Level 1
Change in fair value of Private Warrants	(2,834,157)	2,867,074
Derivative warrant liabilities – Level 3, at liabilities at ending	$ 1,805,228	$ 4,639,385